Intangibles assets (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Amortization for intangible assets with finite lives is provided over the following terms
Changes in the value of the intangible assets during the year ended April 30, 2022 and 2021 are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Customer List $	Total $
Cost:
Balance, April 30, 2020	115	4,159	7,765	140	—	12,179
Costs expensed	(80)	—	—	—	—	(80)
Foreign exchange	(2)	(70)	(130)	(2)	—	(204)

Balance, April 30, 2021	33	4,089	7,635	138	—	11,895
Additions	—	—	—	—	191	191
Acquisition of BioStrand	—	28,459	391	—	—	28,850
Foreign exchange	—	(634)	(667)	(12)	(1 1)	(1,324)

Balance, April 30, 2022	33	31,914	7,359	126	180	39,612

Accumulated Amortization:
Balance, April 30, 2020	—	1,054	2,840	—	—	3,894
Amortization	1	421	1,647	—	—	2,069
Foreign exchange	—	(30)	(96)	—	—	(126)

Balance, April 30, 2021	1	1,445	4,391	—	—	5,837
Amortization	7	398	1,577	—	31	2,013
Foreign exchange	—	(150)	(477)	—	(1)	(628)

Balance, April 30, 2022	8	1,693	5,491	—	30	7,222

Net Book Value:
April 30, 2021	32	2,644	3,244	138	—	6,058
April 30, 2022	25	30,221	1,868	126	150	32,390